Operating lease commitments (Tables)	12 Months Ended
Sep. 30, 2018
Operating lease commitments
Schedule of operating lease commitments

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Due within one year	570	548	498	480
Due after one year but not later than five years	1,564	1,591	1,356	1,395
Due after 5 years	1,819	1,994	1,460	1,652

Total lease commitments	3,953	4,133	3,314	3,527